UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2015

MASSACHUSETTS INVESTORS TRUST

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.0%
Aerospace - 4.9%
Honeywell International, Inc.	1,240,450	$129,391,339
Precision Castparts Corp.	418,816	87,951,360
United Technologies Corp.	1,290,393	151,234,060

		$368,576,759
Alcoholic Beverages - 1.8%
Diageo PLC	1,820,207	$50,208,268
Pernod Ricard S.A.	691,853	81,641,527

		$131,849,795
Apparel Manufacturers - 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	370,531	$65,399,588
NIKE, Inc., “B”	478,976	48,055,662
VF Corp.	956,764	72,053,897

		$185,509,147
Automotive - 0.5%
Delphi Automotive PLC	486,450	$38,789,523

Broadcasting - 5.0%
Time Warner, Inc.	1,526,335	$128,883,727
Twenty-First Century Fox, Inc.	2,458,420	83,192,933
Walt Disney Co.	1,537,225	161,239,530

		$373,316,190
Brokerage & Asset Managers - 3.1%
BlackRock, Inc.	333,313	$121,939,228
Franklin Resources, Inc.	473,062	24,277,542
NASDAQ OMX Group, Inc.	1,660,203	84,570,741

		$230,787,511
Business Services - 5.1%
Accenture PLC, “A”	1,276,487	$119,594,067
Cognizant Technology Solutions Corp., “A” (a)	2,152,884	134,318,433
Fidelity National Information Services, Inc.	1,653,682	112,549,597
Gartner, Inc. (a)	229,926	19,279,295

		$385,741,392
Cable TV - 1.8%
Comcast Corp., “A”	2,342,002	$132,252,853

Computer Software - 0.7%
Citrix Systems, Inc. (a)	803,010	$51,288,249

Computer Software - Systems - 3.8%
Apple, Inc.	711,508	$88,532,940
EMC Corp.	5,444,780	139,168,577
Hewlett-Packard Co.	1,864,294	58,091,401

		$285,792,918
Construction - 1.1%
Sherwin-Williams Co.	292,338	$83,170,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 3.7%
Colgate-Palmolive Co.	1,047,272	$72,617,840
Newell Rubbermaid, Inc.	2,751,263	107,491,845
Procter & Gamble Co.	1,209,538	99,109,544

		$279,219,229
Containers - 1.2%
Crown Holdings, Inc. (a)	1,683,580	$90,946,992

Electrical Equipment - 3.9%
Danaher Corp.	2,453,083	$208,266,747
W.W. Grainger, Inc.	371,506	87,604,830

		$295,871,577
Electronics - 2.2%
Altera Corp.	1,376,950	$59,084,924
Microchip Technology, Inc.	2,188,363	107,010,951

		$166,095,875
Energy - Independent - 3.3%
EOG Resources, Inc.	1,327,648	$121,732,045
Noble Energy, Inc.	1,484,445	72,589,360
Occidental Petroleum Corp.	716,460	52,301,580

		$246,622,985
Engineering - Construction - 0.6%
Fluor Corp.	757,920	$43,322,707

Food & Beverages - 2.8%
Danone S.A.	1,251,984	$84,298,806
General Mills, Inc.	550,020	31,131,132
Mondelez International, Inc.	2,528,073	91,238,155

		$206,668,093
General Merchandise - 2.3%
Kohl’s Corp.	1,208,450	$94,561,212
Target Corp.	928,968	76,240,404

		$170,801,616
Insurance - 0.8%
ACE Ltd.	553,873	$61,751,301

Internet - 2.9%
Google, Inc., “A” (a)	222,032	$123,161,150
Google, Inc., “C” (a)	177,779	97,422,892

		$220,584,042
Major Banks - 9.4%
Bank of America Corp.	6,565,795	$101,047,585
Goldman Sachs Group, Inc.	712,966	134,016,219
JPMorgan Chase & Co.	3,559,010	215,604,826
Morgan Stanley	1,792,810	63,985,389
State Street Corp.	588,720	43,288,582
Wells Fargo & Co.	2,694,005	146,553,872

		$704,496,473

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.1%
McKesson Corp.	370,290	$83,759,598

Medical Equipment - 5.1%
Abbott Laboratories	1,524,223	$70,617,252
Medtronic PLC	703,736	54,884,371
St. Jude Medical, Inc.	808,211	52,856,999
Stryker Corp.	728,836	67,235,121
Thermo Fisher Scientific, Inc.	1,007,068	135,289,515

		$380,883,258
Oil Services - 2.5%
Cameron International Corp. (a)	1,182,580	$53,358,010
National Oilwell Varco, Inc.	770,630	38,523,794
Schlumberger Ltd.	1,134,889	94,695,138

		$186,576,942
Other Banks & Diversified Financials - 5.9%
American Express Co.	1,759,666	$137,465,108
MasterCard, Inc., “A”	1,318,810	113,931,996
Visa, Inc., “A”	2,889,156	188,979,694

		$440,376,798
Pharmaceuticals - 8.2%
Actavis PLC (a)	276,146	$82,186,573
Bristol-Myers Squibb Co.	1,288,583	83,113,603
Eli Lilly & Co.	730,152	53,045,543
Endo International PLC (a)	1,089,902	97,764,209
Johnson & Johnson	1,497,308	150,629,185
Valeant Pharmaceuticals International, Inc. (a)	731,153	145,221,609

		$611,960,722
Railroad & Shipping - 1.3%
Canadian National Railway Co.	1,437,430	$96,120,944

Restaurants - 1.1%
McDonald’s Corp.	866,291	$84,411,395

Specialty Chemicals - 2.2%
Linde AG	180,651	$36,838,573
Praxair, Inc.	463,374	55,947,777
W.R. Grace & Co. (a)	753,169	74,465,819

		$167,252,169
Specialty Stores - 3.4%
Bed Bath & Beyond, Inc. (a)	1,379,489	$105,910,268
L Brands, Inc.	675,895	63,730,140
Ross Stores, Inc.	803,452	84,651,703

		$254,292,111
Telecommunications - Wireless - 1.7%
American Tower Corp., REIT	1,342,220	$126,370,013

Trucking - 0.7%
United Parcel Service, Inc., “B”	565,860	$54,854,468

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 1.4%
American Electric Power Co., Inc.	851,025	$47,870,156
CMS Energy Corp.	1,657,328	57,857,320

		$105,727,476
Total Common Stocks		$7,346,041,282

Convertible Preferred Stocks - 0.2%
Utilities - Electric Power - 0.2%
Exelon Corp., 6.5%	370,851	$18,041,901

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	113,044,404	$113,044,404
Total Investments		$7,477,127,587

Other Assets, Less Liabilities - 0.3%		22,014,237
Net Assets - 100.0%		$7,499,141,824

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,804,353,868	$—	$—	$6,804,353,868
Canada	241,342,553	—	—	241,342,553
France	149,698,394	81,641,527	—	231,339,921
United Kingdom	50,208,268	—	—	50,208,268
Germany	36,838,573	—	—	36,838,573
Mutual Funds	113,044,404	—	—	113,044,404
Total Investments	$7,395,486,060	$81,641,527	$—	$7,477,127,587

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $199,906,662 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,169,858,161
Gross unrealized appreciation	2,356,472,155
Gross unrealized depreciation	(49,202,729)
Net unrealized appreciation (depreciation)	$2,307,269,426

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,071,156	173,681,097	(99,707,849)	113,044,404

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,069	$113,044,404

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2015

*	Print name and title of each signing officer under his or her signature.